Acquisitions (Tables)	6 Months Ended
Jun. 30, 2025
GroupBy [Member]
Business Combination [Line Items]
Summary of Allocated to Net Assets Acquired Based on Respective Estimated Fair Values

The total purchase price consideration of $5.8 million has been allocated to the net assets acquired based on their respective estimated fair values as follows:

Consideration
3,999,902 ordinary shares of Rezolve	$5,759,859
Fair value of total consideration transferred	$5,759,859
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	1,733,326
Accounts receivable	9,781,814
Prepaid expenses and other current assets	1,235,761
Technology intellectual property (intangible asset)	19,661,728
Customer contracts and related relationships (intangible asset)	15,652,376
Other non-current assets	180,927
Accounts payable and accrued liabilities	(16,828,415)
Deferred revenue	(18,850,509)
Debt	(12,300,000)
Other liabilities	(25,658)
Total identifiable net assets	$241,350
Goodwill	5,518,509
Total estimated preliminary purchase price allocation	$5,759,859

Summary of Unaudited Pro forma Combined Results due to Acquisition

The following table presents amounts of GroupBy's revenue and net loss included in the Company's condensed interim combined consolidated statements of operations for the six months ended June 30, 2025 and the unaudited pro forma combined results of the Company and GroupBy as if the Groupby acquisition had occurred on January 1, 2024:

	Revenue	Net Loss
Actual from March 25, 2025 to June 30, 2025	$4,899,421	$(8,912,539)
Supplemental pro forma from January 1, 2025 to June 30, 2025	9,272,808	(8,404,157)
Supplemental pro forma from January 1, 2024 to June 30, 2024	9,577,238	(3,008,281)

Mpower Plus Global Limited [Member]
Business Combination [Line Items]
Summary of Allocated to Net Assets Acquired Based on Respective Estimated Fair Values

The total purchase price consideration of $1.5 million has been allocated to the net assets acquired based on their respective estimated fair values as follows:

Consideration
804,833 ordinary shares of Rezolve	$1,529,183
Fair value of total consideration transferred	$1,529,183
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	63,221
Accounts receivable	428,334
Prepaid expenses and other current assets	287,069
Customer contracts and related relationships (intangible asset)	1,105,910
Recruitment database (intangible asset)	491,970
Other assets	1,753
Accounts payable and accrued liabilities	(189,613)
Accrued expenses and other payables	(537,437)
Other liabilities	(793,505)
Total identifiable net assets	$857,701
Goodwill	671,482
Total estimated preliminary purchase price allocation	$1,529,183

Prediqt Business Solutions Private Limited [Member]
Business Combination [Line Items]
Summary of Allocated to Net Assets Acquired Based on Respective Estimated Fair Values

The total purchase price consideration of $0.1 million has been allocated to the net assets acquired based on their respective estimated fair values as follows:

Consideration	$
Cash consideration		100,000
Fair value of total consideration transferred		$100,000
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		19,112
Accounts receivable		88,367
Customer contracts and related relationships (intangible asset)		325,787
Fixed assets		18,332
Other assets		107,709
Accounts payable and accrued liabilities		(163,590)
Debt		(241,679)
Other liabilities		(45,185)
Total identifiable net assets		$108,853
Gain on bargain purchase		(8,853)
Total estimated preliminary cost allocation		$100,000